Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenue	$ 5,004,989	$ 4,887,550	$ 4,576,697
Operating expenses:
Cost of revenue	3,249,598	3,159,941	2,957,547
Research and development	360,798	374,855	354,706
Selling, general and administrative	572,845	570,707	528,572
Amortization of purchased intangible assets and other	62,052	57,156	71,075
Restructuring charges	131,088	70,901	0
Total operating expenses	4,376,381	4,233,560	3,911,900
Operating income	628,608	653,990	664,797
Interest and other expense, net	(37,537)	(17,629)	(26,391)
Gain from sale of a business	0	0	10,000
Income before income taxes	591,071	636,361	648,406
Income taxes	94,750	93,399	98,905
Net income	496,321	542,962	549,501	[1]
Net income attributable to noncontrolling interests	3,124	2,253	0
Net income attributable to Amdocs Limited	$ 493,197	$ 540,709	$ 549,501
Basic earnings per share attributable to Amdocs Limited	$ 4.27	$ 4.52	$ 4.47
Diluted earnings per share attributable to Amdocs Limited	$ 4.25	$ 4.49	$ 4.44

[1]	In fiscal year 2022, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible. Starting fiscal year 2023, the Company distributes earnings to the noncontrolling interests, for further details please refer to Note 2.